File Number:
84- 6035
For the reporting period ended December 31, 2002

03054665

~~UNITED STATES~~

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECD S.E.C.
APR 1 0 2003
623

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FORM TA-2

FORM FOR REPORTING ACTIVITIES OF TRANSFER AGENTS REGISTERED PURSUANT TO SECTION 17A OF THE SECURITIES EXCHANGE ACT OF 1934

ATTENTION: INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACT CONSTITUTE FEDERAL CRIMINAL VIOLATIONS. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

1. Full name of Registrant as stated in Question 3 of Form TA-1: **Mellon HR Solutions LLC**
(Do not use Form TA-2 to change name or address.)

---

2. a. During the reporting period, has the Registrant engaged a service company to perform any of its transfer agent functions? (Check appropriate box.)

☐ All ☐ Some ☒ None

b. If the answer to subsection (a) is all or some, provide the name(s) and transfer agent file number(s) of all service company(ies) engaged:

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):

PROCESSED
APR 15 2003
THOMSON FINANCIAL

c. During the reporting period, has the Registrant been engaged as a service company by a named transfer agent to perform transfer agent functions?

☒ Yes ☐ No

d. If the answer to subsection (c) is yes, provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company. to perform transfer agent functions: (If more room is requires, please complete and attach the Supplement to Form TA-2.)

Name of Transfer Agent(s):	File No. (beginning with 84- or 85-):
Please see attached Supplement to Form TA-2	

3. a. Registrant's appropriate regulatory agency (ARA): (Check one box only.)

- ☐ Comptroller of the Currency
- ☐ Federal Deposit Insurance Corporation
- ☐ Board of Governors of the Federal Reserve System
- ☒ Securities and Exchange Commission

b. During the reporting period, has the Registrant amended Form TA-1 within 60 calendar days following the date on which information reported therein became inaccurate, incomplete, or misleading? (Check appropriate box.)

- ☒ Yes, filed amendment(s)
- ☐ No, failed to file amendment(s)
- ☐ Not applicable

c. If the answer to subsection (b) is no, provide an explanation:

If the response to any of questions 4-11 below is none or zero, enter "0."

4. Number of items received for transfer during the reporting period:.. 0

5. a. Total number of individual securityholder accounts, including accounts in the Direct Registration System (DRS), dividend reinvestment plans and/or direct purchase plans as of December 31:........... 0

b. Number of individual securityholder dividend reinvestment plan and/or direct purchase plan accounts as of December 31:.. 0

c. Number of individual securityholder DRS accounts as of December 31:.................................... 0

d. Approximate percentage of individual securityholder accounts from subsection (a) in the following categories as of December 31:

Corporate Equity Securities	Corporate Debt Securities	Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
0	0	0	0	0	0

6. Number of securities issues for which Registrant acted in the following capacities, as of December 31:

	Corporate Securities		Open-End Investment Company Securities	Limited Partnership Securities	Municipal Debt Securities	Other Securities
	Equity	Debt				
a. Receives items for transfer and maintains the master securityholder files:	0	0	0	0	0	0
b. Receives items for transfer but does not maintain the master securityholder files:	0	0	558	0	0	0
c. Does not receive items for transfer but maintains the master securityholder files:	0	0	0	0	0	0

7. Scope of certain additional types of activities performed:

a. Number of issues for which dividend reinvestment plan and/or direct purchase plan services were provided, as of December 31:.......... 0

b. Number of issues for which DRS services were provide, as of December31:.......... 0

c. Dividend disbursement and interest paying agent activities conducted during the reporting period:

i. number of issues.......... 0

ii. amount (in dollars).......... 0

8. a. Number and aggregate market value of securities aged record differences, existing for more that 30 days, as of December 31:

	Prior Transfer Agent(s) (if applicable)	Current Transfer Agent
i. Number of issues	0	0
ii. Market value (in dollars)	0	0

b. Number of quarterly reports regarding buy-ins filed by the Registrant with its ARA (including the SEC) during the reporting period pursuant to Rule 17Ad-11(c)(2).......... 0

c. During the reporting period, did the Registrant file all quarterly reports regarding buy-ins with its ARA (including the SEC) required by Rule 17Ad-11(c)(2)?

☒ Yes ☐ No

d. If the answers to subsection (c) is no, provide an explanation for each failure to file:

9. a. During the reporting period, has the Registrant always been in compliance with the turnaround time for routine items as set forth in Rule 17Ad-11(c)(2)?

☒ Yes ☐ No

If the answer to subsection (a) is no, complete subsections (i) through (ii).

i. Provide the number of months during the reporting period in which the Registrant was **not** in compliance with the turnaround time for routine items according to Rule 17Ad-2:..........

ii. Provide the number of written notices Registrant filed during the reporting period with the SEC and with its ARA that reported its noncompliance with turnaround time for routine items according to Rule 17Ad-2:..........

10. Number of open-end investment company securities purchases and redemptions (transactions) excluding dividend, interest and distribution postings, and address changes processed during the reporting period:

a. Total number of transactions processed.......... 286,199

b. Number of transactions processed on a date other than date of receipt of order ("as ofs").......... 0

11. a During the reporting period, provide the date of all database searches conducted for lost securityholder accounts listed on the transfer agent's master securityholder files, the number of lost securityholder accounts for which a database search has been conducted, and the number of lot securityholder accounts for which a different address has been obtained as a result of a database search:

Date of database search	Number of Lost Securityholder Accounts Submitted for Database Search	Number of Different Addresses Obtained from Database Searches
None	0	0

b. Number of lost securityholder accounts that have been remitted to states during the reporting period.. 0

SIGNATURE: The Registrant submitting this Form, and the person signing the Form, hereby represent that all the information contained in the Form is true, correct, and complete.

Manual signature of Official responsible for form: [signature]	Title: **Treasurer**
Name of Official responsible for form: (First name, Middle name, Last name) **Martin Gerard Flanigan**	Date executed (Month/Day/Year): **March 28, 2003**

File Number	Supplement to Form TA-2:
For the reporting period ended December 31, 2002	Full Name of Registrant **Mellon HR Solutions LLC**

Use this schedule to provide the name(s) and file number(s) of the named transfer agent(s) for which the Registrant has been engaged as a service company to perform transfer agent functions:

Name(s)	File No. (beginning with 84- or 85-):
ABN AMRO Funds	N/A
Aeltus Capital, Inc.	N/A
AIM Advisors	N/A
Alger & Co.	N/A
Alliance Global Investor Services, Inc.	N/A
Alpine Management & Research	N/A
American Century	N/A
American Express Trust	N/A
American Funds	N/A
AMR - American Aadvantage Funds	N/A
Ariel Distributors, Inc.	N/A
Artisan Partners LP b	N/A
Bankers Trust Company	N/A
Barclays Global Investors	N/A
Baron Capital, Inc.	N/A
Barr Rosenberg Series Trust	N/A
Brandywine Funds	N/A
Brinson Partners Inc.	N/A
Calvert Securities Corporation	N/A
Capital Guardian Trust Company	N/A
Certus Asset Advisors	N/A
Crabbe Huson	N/A
Davis Selected Advisors L.P.	N/A
DFA Investment Dimensions Group	N/A
Dodge & Cox	N/A
Domini Social Investments	N/A
Eaton Vance	N/A
Federated Shareholder Services	N/A
Fidelity Investments Institutional Operations Company	N/A
Founders Asset Management	N/A
Franklin/Templeton	N/A
Global Asset Management (GAM)	N/A
Goldman Sachs Trust	N/A
Harbor Capital Advisors, Inc.	N/A
Heartland Advisors	N/A
Hotchkis & Wiley	N/A
IDS Financial Corporation	N/A
Institutional Capital Corporation	N/A

INVESCO	N/A
J.P. Morgan Investment Mgmt	N/A
Janus Funds	N/A
John Hancock Funds	N/A
Kaufmann Fund, Inc.	N/A
KeyTrust Company	N/A
Legg Mason Wood Walker, Inc.	N/A
Liberty Funds Services	N/A
Loomis Sayles Distributors LP	N/A
Lord Abbett	N/A
Manager's Funds	N/A
Mellon Capital Mangement	N/A
Merrill Lynch, Pierce, Fenner & Smith, Inc.	N/A
MFS Investment Management	N/A
Morgan Stanley Investments LP	N/A
Neuberger Berman	N/A
Nicholas-Applegate	N/A
Pilgrim Funds	N/A
Pilgrim, Baxter & Associates	N/A
PIMCO Funds	N/A
Pioneer Funds Distributor, Inc.	N/A
Prudential Mutual Fund Services LLC	N/A
Putnam Fiduciary Trust	N/A
Royce Fund Services, Inc.	N/A
RS Investment Mangement	N/A
Rydex Distributors, Inc.	N/A
SAFECO Securities, Inc.	N/A
SEI Investments Distribution Company	N/A
Seligman Financial Services	N/A
Skyline Asset Management	N/A
Societe Generale Securities	N/A
SSgA Funds	N/A
Strong Funds	N/A
T. Rowe Price	N/A
TCW Brokerage Services	N/A
Touchstone Securities, Inc.	N/A
Towneley Capital	N/A
UAM Fund Services	N/A
Van Kampen	N/A
Vanguard Group	N/A
Waddell & Reed, Inc.	N/A
Wanger Asset Management	N/A
Warburg Pincus (Counsellors Securities/Credit Suisse)	N/A
Wasatch Funds	N/A
Wells Fargo	N/A
Whitehall Funds	N/A

KPMG

One Mellon Center
Pittsburgh, PA 15219

Telephone 412 391 9710
Fax 412 391 8963

Independent Accountants' Report

To the Audit Committee of the Board of Directors of
Mellon Financial Corporation:

We have examined management's assertion, included in its representation letter dated March 24, 2003, that Mellon HR Solutions LLC, an indirect wholly owned subsidiary of Mellon Financial Corporation, maintained effective internal control, including the appropriate segregation of responsibilities and duties, over the transfer agent functions applicable to participant recordkeeping for employee benefit plans, as of December 31, 2002, and that no material inadequacies as defined by Rule 17Ad-13(a)(3) of the Securities Exchange Act of 1934 existed at such date.

Our examination was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants and, accordingly, included a study and evaluation of internal control over the transfer agent functions applicable to participant recordkeeping for employee benefit plans, using the objectives set forth in Rule 17Ad-13(a)(3) of the Securities Exchange Act of 1934. Those objectives are to provide reasonable, but not absolute, assurance that securities records are safeguarded from unauthorized use or disposition and that transfer agent activities applicable to participant recordkeeping for employee benefit plans are performed promptly and accurately. We believe that our examination provides a reasonable basis for our opinion.

Because of inherent limitations in any internal control, misstatements due to error or fraud may occur and not be detected. Also, projections of any evaluation of the internal control over the transfer agent functions applicable to participant recordkeeping for employee benefit plans to future periods are subject to the risk that the internal control may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

In our opinion, management's assertion that Mellon HR Solutions LLC maintained effective internal control, including the appropriate segregation of responsibilities and duties over the transfer agent functions applicable to participant recordkeeping for employee benefit plans, and that no material inadequacies existed as defined by Rule 17 Ad-13(a)(3) of the Securities Exchange Act of 1934 as of December 31, 2002, is fairly stated, in all material respects, based on the criteria established by Rule 17ad-13(a)(3) of the Securities Exchange Act of 1934.

This report is intended solely for the information and use of the board of directors and management of Mellon Financial Corporation and Mellon HR Solutions LLC, and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

KPMG LLP

Pittsburgh, Pennsylvania
March 24, 2003

Mellon

Mellon HR Solutions

R.E. Schutz
Compliance Analyst
(516) 338-3231
schutz.re@mellon.com

March 28, 2003

Mr. John Greely
Office of Compliance Inspections and Examinations
U.S. Securities and Exchange Commission
450 5th Street, NW
Washington, DC 20549

Re: Mellon HR Solutions LLC - SEC File # 084-6035 - Form TA-2

Dear Mr. Greely,

Attached please find the Form TA-2 for Mellon HR Solutions LLC reflecting the transfer agent activities for the 2002 calendar year.

If you have any questions, please call me at: (516) 338-3231

Very truly yours,

Roy Schutz